Foreign exchange gains (losses), net (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Foreign Exchange Gains (Losses), Net

	12.31.2017	12.31.2016	12.31.2015
Monetary and foreign exchange variations
Assets:
Advances to suppliers	(1.3)	—	—
Tax credits	(2.2)	28.5	(67.9)
Trade accounts receivable	(38.8)	14.6	(13.8)
Cash and cash equivalents and financial investments	(4.0)	204.2	(374.0)
Other	(0.4)	47.5	(54.7)

	(46.7)	294.8	(510.4)

Liabilities:
Loans and financing	6.0	(153.3)	278.9
Advances from customers	25.1	(46.3)	63.9
Provisions	3.8	(27.6)	59.4
Taxes and charges payable	1.6	(21.2)	71.8
Accounts payable	6.8	(18.8)	39.3
Suppliers	0.1	(11.7)	20.5
Provisions for contingencies	(1.3)	(3.2)	8.8
Deferred taxes	(1.4)	0.4	(0.1)
Other	—	(0.4)	(0.8)

	40.7	(282.1)	541.7

Net monetary and foreign exchange variations	(6.0)	12.7	31.3

Derivative instruments	12.6	(8.2)	(3.7)

Foreign exchange gain (loss), net	6.6	4.5	27.6